BIOLOGICAL ASSETS - Disclosure of reconciliation of changes in biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about biological assets [abstract]
Beginning Balance	$ 78	$ 52
Additions related to acquisitions of Trichome and MYM	848
Production costs capitalized	10,454	2,717
Changes in fair value less cost to sell due to biological transformation	7,210	11,782
Transferred to inventory upon harvest	(16,977)	(14,478)
Foreign exchange translation	74	5
Ending Balance	$ 1,687	$ 78